Intangible Assets, Net (Summary of the Company's Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 180,329	$ 127,158
Accumulated Amortization	(89,745)	(60,495)
Impairment	(17,189)	(12,414)
Net Carrying Amount	73,395	54,249
Amortization expenses	26,790	23,416	17,652
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,588	14,092
Accumulated Amortization	(8,083)	(4,871)
Impairment	(7,244)	(4,223)
Net Carrying Amount	10,261	4,998
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,379	3,151
Accumulated Amortization	(2,672)	(1,589)
Impairment	(260)	(260)
Net Carrying Amount	2,447	1,302
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	36,698	27,289
Accumulated Amortization	(12,870)	(7,569)
Impairment	(3,432)	(2,476)
Net Carrying Amount	20,396	17,244
Trademarks and domain names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,048	9,215
Accumulated Amortization	(3,939)	(3,132)
Impairment	(543)	(527)
Net Carrying Amount	13,566	5,556
Cinema advertising slot rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	87,210	71,064
Accumulated Amortization	(61,314)	(42,620)
Impairment	(4,115)	(3,992)
Net Carrying Amount	21,781	24,452
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,406	2,347
Accumulated Amortization	(867)	(714)
Impairment	(1,595)	(936)
Net Carrying Amount	$ 4,944	$ 697